Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Benson Hill, Inc
Schedule of estimated useful lives of property and equipment

Furniture and fixtures	5-7 years
Machinery, field and laboratory equipment	5-7 years
Computer equipment	3-5 years
Vehicles	3-7 years
Buildings and building improvements	5-20 years